Discontinued Oil and Gas Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Oil And Gas Operations Tables
Assets and liabilities of discontinued operations

Assets and liabilities of discontinued operations in the accompanying balance sheets consist of the following:

December 31, 2012
Assets:
Oil and Gas Properties, net	$24,127
Mining properties	519,750
Other current assets	800
$544,677
Liabilities
Accounts payable	$(12,932)
Asset retirement obligation	(57,532)
$(70,464)